Investment Risks	Feb. 02, 2026
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Risk [Text Block]

What are the Principal Risks of Investing in the Fund?

The risks associated with investing in the Fund include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Asset Allocation Risk: If the Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages and the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o   Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o   Credit Risk: The price of a bond depends on the issuer’s credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o   Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won’t be worth as much in the future because of decreased purchasing power of income due to inflation.

o   Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Options Risk: The Fund may write (sell) or purchase options. An option is the right to buy or sell a security at a predetermined price for a period of time. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment and may increase the Fund’s risk of loss.

•	Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.
•	High Yield Investments Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o   Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

o   Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o   Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•	Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation. Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of an investment in the Fund will be affected.

•	Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

•	Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund’s investments.

Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Hedging Risk: Hedging is a strategy in which a Fund uses the derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	REIT Risk: The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Subprime mortgages are riskier and potentially less liquid than other mortgage-backed securities.

•	Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Upright Assets Allocation Plus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The strategy or determinations that the adviser makes may fail to achieve the intended objectives
Upright Assets Allocation Plus Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved
Upright Assets Allocation Plus Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right
Upright Assets Allocation Plus Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk
Upright Assets Allocation Plus Fund | Exchange Traded Funds Etfs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses
Upright Assets Allocation Plus Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets
Upright Assets Allocation Plus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance
Upright Assets Allocation Plus Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may write (sell) or purchase options. An option is the right to buy or sell a security at a predetermined price for a period of time. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment and may increase the Fund’s risk of loss
Upright Assets Allocation Plus Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market
Upright Assets Allocation Plus Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries
Upright Assets Allocation Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund
Upright Assets Allocation Plus Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages and the Fund may not achieve its objective or may underperform other funds with similar investment strategies
Upright Assets Allocation Plus Fund | Small Medium Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]	These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio
Upright Assets Allocation Plus Fund | High Yield Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn
Upright Assets Allocation Plus Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses
Upright Assets Allocation Plus Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation. Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of an investment in the Fund will be affected
Upright Assets Allocation Plus Fund | Forward Currency Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability
Upright Assets Allocation Plus Fund | Borrowing And Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund’s investments
Upright Assets Allocation Plus Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging is a strategy in which a Fund uses the derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective
Upright Assets Allocation Plus Fund | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Subprime mortgages are riskier and potentially less liquid than other mortgage-backed securities
Upright Assets Allocation Plus Fund | Cash Or Equivalent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time
Upright Assets Allocation Plus Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates
Upright Assets Allocation Plus Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The price of a bond depends on the issuer’s credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer
Upright Assets Allocation Plus Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Also called purchasing power risk, this is the chance that cash flows from an investment won’t be worth as much in the future because of decreased purchasing power of income due to inflation
Upright Assets Allocation Plus Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates
Upright Assets Allocation Plus Fund | Credit Default Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty)
Upright Assets Allocation Plus Fund | Interest Rate Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money
Upright Assets Allocation Plus Fund | Total Return Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money
Upright Assets Allocation Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program
Upright Growth & Income Fund
Prospectus [Line Items]
Risk [Text Block]

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

Upright Growth & Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

Upright Growth & Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

Upright Growth & Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

Upright Growth & Income Fund | Value Investing Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Style Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments may encounter short-term troubles or poor market conditions that lead to short-term weakness and the issuer may not continue to pay dividends at the same level or at all in the future.

Upright Growth & Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risks: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o   Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The U.S. Federal Reserve Bank will raise the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o   Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.

o   Inflation Risk: Cash flows from an investment may not be worth as much in the future because of decreased purchasing power of income due to inflation. This risk is also known as purchasing power risk.

o   Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Upright Growth & Income Fund | Exchange Traded Funds Etfs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

Upright Growth & Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

Upright Growth & Income Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Companies Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Upright Growth & Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

Upright Growth & Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

Upright Growth & Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

Upright Growth & Income Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

Upright Growth & Income Fund | Short Selling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Selling Risk: If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Upright Growth & Income Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

Upright Growth & Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk: The Fund may from time to time invest a significant portion of its investments in one single market segment like the artificial intelligence sector. Although the Adviser currently believes that investments by the Fund in certain sectors, such as the artificial intelligence sector, may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

Upright Growth & Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund
Upright Growth & Income Fund | Small Medium Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]	These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio
Upright Growth & Income Fund | Dividend Paying Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments may encounter short-term troubles or poor market conditions that lead to short-term weakness and the issuer may not continue to pay dividends at the same level or at all in the future
Upright Growth & Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The U.S. Federal Reserve Bank will raise the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates
Upright Growth & Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer
Upright Growth & Income Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash flows from an investment may not be worth as much in the future because of decreased purchasing power of income due to inflation. This risk is also known as purchasing power risk
Upright Growth & Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates
Upright Growth Fund
Prospectus [Line Items]
Risk [Text Block]	What are the Principal Risks of Investing in the Fund?
Upright Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The strategy or determinations that the Adviser makes may fail to achieve the intended objectives
Upright Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles
Upright Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the equity securities held directly by the Fund or by the exchange-traded funds it invests in, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right
Upright Growth Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund invests in fixed income securities including but not limited to ETFs. The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk
Upright Growth Fund | Exchange Traded Funds Etfs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses
Upright Growth Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets
Upright Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance
Upright Growth Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss. Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 10% of its net assets. Covered options writing (selling) is not subject to the 10% limitation
Upright Growth Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market
Upright Growth Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed countries
Upright Growth Fund | Short Sales [Member]
Prospectus [Line Items]
Risk [Text Block]

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.
•	Equity Risk: The value of the equity securities held directly by the Fund or by the exchange-traded funds it invests in, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Exchange-Traded Funds (ETFs) Risks: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	Small and Medium Capitalization Companies Risk. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The Fund invests in fixed income securities including but not limited to ETFs. The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o        Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o        Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o        Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o        Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed countries.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Short Sales Risk: The Fund may invest up to 25% of its total assets through short sale transactions. Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities. The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses can be significant and are without limit. In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes. Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•	Options Risk: The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss. Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 10% of its net assets. Covered options writing (selling) is not subject to the 10% limitation.

•	Semiconductors Industry Concentration Risk: The Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the semiconductors industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.

•	Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Additionally, the Fund may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Borrowing and Leverage Risk: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

Upright Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund
Upright Growth Fund | Small Medium Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]	These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio
Upright Growth Fund | Borrowing And Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses
Upright Growth Fund | Shareholder Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]	When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group
Upright Growth Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may invest up to 25% of its total assets through short sale transactions. Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities. The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses can be significant and are without limit. In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes. Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price
Upright Growth Fund | Semiconductor Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the semiconductors industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile
Upright Growth Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Additionally, the Fund may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence
Upright Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates
Upright Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer
Upright Growth Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation
Upright Growth Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates
Upright Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program